Events after reporting period	12 Months Ended
Jul. 31, 2021
Disclosure of events after reporting period [Abstract]
Events after reporting period	Events after the reporting period There are no post-balance sheet events requiring disclosure under IAS 10 “Events after the Reporting Period”.